UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2013

Date of reporting period:  August 31, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report

August 31, 2012

Collins Alternative Solutions Fund

Institutional Class
(CLLIX)

Investment Adviser

Collins Capital Investments, LLC
806 Douglas Road
Suite 570
Coral Gables, Florida 33134

Phone: 1-855-55-ALT-MF

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	8

SCHEDULE OF INVESTMENTS	10

SCHEDULE OF OPTIONS WRITTEN	19

SCHEDULE OF SECURITIES SOLD SHORT	20

SCHEDULE OF OPEN FUTURES CONTRACTS	22

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS	23

SCHEDULE OF INTEREST RATE SWAPS	24

SCHEDULE OF CREDIT DEFAULT SWAPS	25

STATEMENT OF ASSETS AND LIABILITIES	26

STATEMENT OF OPERATIONS	27

STATEMENT OF CHANGES IN NET ASSETS	28

FINANCIAL HIGHLIGHTS	29

NOTES TO FINANCIAL STATEMENTS	30

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	42

NOTICE OF PRIVACY POLICY & PRACTICES	49

ADDITIONAL INFORMATION	50

Dear Shareholder,

We are pleased to present our first semi-annual report for the Collins Alternative Solutions Fund (the “Fund”).  The Fund launched on April 30, 2012 and performance for the four month period ended August 31, 2012 was 1.00% versus 2.40% for the Barclays U.S. Aggregate Total Return Index, 1.46% for the S&P 500 Total Return Index and -0.94% for the HFRX Global Hedge Fund Index.  Annualized volatility(1) for the Fund was 1.61% versus 2.63% for the Barclays U.S. Aggregate Total Return Index and 14.52% for the S&P 500 Total Return Index.  The Fund had a beta(1) to the Barclays U.S. Aggregate Total Return Index of -0.07 and a beta to the S&P 500 Total Return Index of 0.05.

All of the Fund’s strategies were profitable during the period.  The Market Neutral strategy was the top contributor with gains generated by strong performance from its equity portfolio.  The volatility component of the strategy is designed with the goal to “slowly grind” out returns in a sideways market yet profit from a large market move in either direction.  Global Macro was also a strong contributor driven largely by currency trading.  The manager is concerned about slowing growth in the emerging markets but has been tactically long the Euro and Russian Ruble due to the monetary easing by central banks, which has been a profitable trade.  The Long Short Equity strategy has also done well as several events benefitting its trades have played out in the energy sector.  The manager is increasingly concerned with the downward earnings guidance witnessed in the industrial sector, prompting a reduction in net exposure to close to zero.  Arbitrage and Long Short Credit strategies were also positive contributors during the period driven by convertible bond, preferred equity and high yield positions across several sectors.  There were no large allocation changes during the period, and the Fund remains neutrally positioned to broader markets.  Below are the strategy allocations as of August 31, 2012.

Collins Alternative Solutions Fund
Strategy Allocations as of August 31, 2012 (Unaudited)

Percentages are stated as a percentage of allocated capital. Approximately 2% of assets were in unallocated cash.
____________

(1)	Based on daily returns from 04/30/12 through 8/31/12.

The past several months have been characterized by two competing dynamics – weakening economic growth and increased monetary stimulus.  Global growth has slowed, most acutely in the emerging markets, where China and Brazil have both slowed significantly.  This was coupled with weak employment data, downward earnings guidance in the U.S. and the threat of recession in Europe.  However, the strength of policy responses, and the market reaction to them, has been greater than expected.  Two actions by central banks drove the markets’ recent run – the European Central Bank’s President Mario Draghi’s statement that the “ECB will do whatever needed to preserve the Euro” and Ben Bernanke’s pledge for open ended quantitative easing.  Despite the rally, outflows continue from equity mutual funds and equity market volumes are 23% below their 5 year average (according to International Strategy and Investment).

We are now faced with an environment where all hope is priced into the markets.  The central banks have made clear that they will take whatever policy action is necessary, even though what they have done so far has failed to produce the expected results.  The risks are well known – specifically, the U.S. Fiscal Cliff, the crisis in Europe and weaker corporate profits.  We do not believe the market is fully pricing in these risks.  It was only a year ago when the common sentiment was that Congress would find a way to raise the debt ceiling because the consequences of not doing so would be so grave.  The market dropped 13% in one week as it became clear that Congress would politicize the process despite the potential ramifications.  Tensions this year are expected to be high in a lame duck Congress with both parties trying to use the Fiscal Cliff situation to score political points.  We do not see any reason to expect a clean and orderly resolution.

The current environment is challenging but presents opportunities for strategies that can be tactical and flexible.  We believe the best approach is one of neutral positioning as both positive and negative risks are very large.  With a neutral position, we have been focused on opportunities that are not dependent on market direction.  Our managers do not chase returns and they are not going to start now.  Having the ability to go long and short markets and not being captive to tracking a benchmark, create incentives to find the best risk-adjusted way to express a trade.  We have been pleased with the broad contribution of returns from all of our strategies and the non-correlated manner in which they have been made.  We appreciate your investment in the Fund and please do not hesitate to contact us with any questions.

Sincerely,

Dorothy C. Weaver	Michael J. Collins	Stephen T. Mason
CEO & Portfolio Manager	President	Portfolio Manager

Definitions: The Barclays U.S. Aggregate Total Return Index is a broad base index that is often used to represent investment grade bonds being traded in United States.  The Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type.  Most U.S. traded investment grade bonds are represented.  Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues.  The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. The S&P 500 Total Return Index is a broad-based measurement of changes in stock market conditions based on a capitalization-weighted average of 500 leading companies representing all major industries in the U.S. economy.  The HFRX Global Hedge Fund Index, calculated by Hedge Fund Research, Inc., is designed to be representative of the overall composition of the hedge fund universe.  It is comprised of all eligible hedge fund strategies, including but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage.  The strategies are asset weighted based on the distribution of assets in the hedge fund industry.  Volatility (also known as standard deviation) is a measure of variation or dispersion of returns from the average return.  Beta represents the correlated ratio by which a fund’s returns move in relation to a benchmark’s returns.  A positive beta means a fund’s returns move up and down in proportion to the benchmark’s returns; a negative beta means a fund’s returns move up and down in opposition to the benchmark’s returns; a zero beta means a fund’s returns move independently to the benchmark’s returns.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund invests in smaller and medium sized companies, which involve additional risks such as limited liquidity and greater volatility.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.  Because the Fund may invest in ETFs and ETNs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s and ETN’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  The value of ETN’s may be influenced by the level of supply and demand for the ETN, volatility and lack of liquidity.  The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate.  Derivatives can be volatile and involve various types and degrees of risks, and, depending upon the characteristics of a particular derivative, suddenly can become illiquid.  Investments in asset-backed, mortgage-backed, and collateralized mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  Investing in commodities may subject the Fund to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations.  Diversification does not assure a profit nor protect against loss in a declining market.  Sub-Advisers of the Fund using different styles could experience overlapping security transactions.  Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.

Distributor: Quasar Distributors, LLC.

COLLINS ALTERNATIVE SOLUTIONS FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period since inception (4/30/12 - 8/31/12).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COLLINS ALTERNATIVE SOLUTIONS FUND
Expense Example (Continued)
(Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/30/12	8/31/12	4/30/12 – 8/31/12*
Actual**	$1,000.00	$1,010.00	$11.07
Hypothetical (5% return
before expenses)***	$1,000.00	$1,005.83	$11.05

*
Expenses are equal to the Fund’s annualized expense ratio of 3.27%, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since inception).  Excluding dividends on short positions and interest expense, the Fund’s annualized expense ratio would be 2.49%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $8.43.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $8.43.

COLLINS ALTERNATIVE SOLUTIONS FUND
Investment Highlights
(Unaudited)

The Fund seeks long-term capital appreciation through absolute returns while maintaining a low correlation over time with major equity and bond markets.  The Adviser believes that the Fund’s investment objective of generating long term capital appreciation through absolute (positive) returns can be achieved by utilizing various investment strategies and allocating its assets among multiple sub-advisers.  The strategies utilized are similar to investment strategies traditionally employed by hedge funds.  To implement these strategies each sub-adviser uses various types of securities.  The allocation of portfolio holdings as of August 31, 2012 is as follows:

Allocation of Portfolio Holdings
(as a percentage of net assets)

*	Valued at the total premiums paid on purchase.
**	Valued at the net unrealized appreciation (depreciation).

Total Returns as of August 31, 2012
Since Inception
(4/30/12)
Collins Alternative Solutions Fund	1.00%
Barclays U.S. Aggregate Total Return Bond Index	2.40%
S&P 500 Total Return Index	1.46%
HFRX Global Hedge Fund Index	-0.94%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 1-855-55-ALT-MF.

Continued

COLLINS ALTERNATIVE SOLUTIONS FUND
Investment Highlights (Continued)
(Unaudited)

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and certain broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance.

The Barclays U.S. Aggregate Total Return Bond Index is a broad-based index that is often used to represent investment grade bonds being traded in United States.  The Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type.  Most U.S. traded investment grade bonds are represented.  Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues.  The Index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. The S&P 500 Total Return Index is a broad-based measurement of changes in stock market conditions based on a capitalization-weighted average of 500 leading companies representing all major industries in the U.S. economy.  The HFRX Global Hedge Fund Index, calculated by Hedge Fund Research, Inc., is designed to be representative of the overall composition of the hedge fund universe.  It is comprised of all eligible hedge fund strategies, including but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage.  It is not possible to invest directly in an index.

Growth of $1,000,000 Investment

*  Inception Date

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Investments

August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS – 22.29%

Beverage and Tobacco Product Manufacturing – 0.31%
Reynolds American, Inc. (e)	1,765	$81,367

Chemical Manufacturing – 1.66%
Abbott Laboratories (e)	1,245	81,597
Aptargroup, Inc. (e)	1,607	81,395
Ecolab, Inc. (e)	1,273	81,510
Huntsman Corp. (e)	7,300	104,974
Johnson & Johnson (e)	1,212	81,725
		431,201
Clothing and Clothing Accessories Stores – 0.31%
Nordstrom, Inc. (e)	1,412	81,656

Computer and Electronic Product Manufacturing – 2.09%
Danaher Corp. (e)	3,125	167,406
Engility Holdings, Inc. (a)(e)	1	12
Harris Corp. (e)	1,752	82,397
Intel Corp.	3,291	81,716
L-3 Communications Holdings, Inc. (e)	1,825	128,187
Raytheon Co. (e)	1,448	81,841
		541,559
Credit Intermediation and Related Activities – 0.31%
Commerce Bancshares, Inc. (e)	2,034	81,828

Electrical Equipment, Appliance, and
Component Manufacturing – 0.31%
Emerson Electric Co. (e)	1,606	81,456

Food Manufacturing – 0.95%
General Mills, Inc. (e)	2,081	81,846
Kellogg Co.	1,614	81,749
McCormick & Co, Inc. (e)	1,335	82,022
		245,617
Food Services and Drinking Places – 0.31%
McDonald’s Corp. (e)	911	81,525

General Merchandise Stores – 0.31%
Costco Wholesale Corp. (e)	833	81,526

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Investments (Continued)

August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS – 22.29% (Continued)

Health and Personal Care Stores – 0.08%
Rite Aid Corp. (a)(e)	16,900	$20,111

Insurance Carriers and Related Activities – 0.63%
Aflac, Inc. (e)	1,768	81,646
Brown & Brown, Inc. (e)	3,119	81,842
		163,488
Machinery Manufacturing – 1.18%
Dover Corp. (e)	1,100	63,591
Illinois Tool Works, Inc. (e)	1,371	81,287
Martin Marietta Materials, Inc. (e)	2,125	162,308
		307,186
Merchant Wholesalers, Durable Goods – 1.25%
American Axle & Manufacturing Holdings, Inc. (a)(e)	13,900	155,262
Delphi Automotive PLC (a)(d)	2,850	86,327
WW Grainger, Inc. (e)	395	81,354
		322,943
Merchant Wholesalers, Nondurable Goods – 0.94%
Procter & Gamble Co. (e)	1,218	81,837
Sigma-Aldrich Corp. (e)	1,150	81,685
Sysco Corp. (e)	2,697	81,719
		245,241
Miscellaneous Manufacturing – 0.31%
Baxter International, Inc. (e)	1,388	81,448

Oil and Gas Extraction – 3.20%
Approach Resources, Inc. (a)(e)	3,100	89,094
Chesapeake Energy Corp.	6,250	120,938
Comstock Resources, Inc. (a)(e)	5,000	82,450
Devon Energy Corp. (e)	2,600	150,357
PDC Energy, Inc. (a)(e)	3,700	102,971
Pioneer Natural Resources Co. (e)	1,175	114,398
Rex Energy Corp. (a)(e)	6,800	84,252
Suncor Energy, Inc. (e)(d)	2,725	85,238
		829,698
Paper Manufacturing – 0.16%
Sealed Air Corp. (e)	3,000	42,810

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Investments (Continued)

August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS – 22.29% (Continued)

Petroleum and Coal Products Manufacturing – 2.14%
Chevron Corp. (e)	726	$81,428
ConocoPhillips (e)	1,438	81,664
Exxon Mobil Corp. (e)	2,325	202,973
HollyFrontier Corp. (e)	4,700	189,363
		555,428
Professional, Scientific, and Technical Services – 0.31%
FactSet Research Systems, Inc. (e)	886	81,751

Publishing Industries (except Internet) – 0.31%
Microsoft Corp. (e)	2,649	81,642

Rail Transportation – 0.31%
Norfolk Southern Corp. (e)	1,123	81,373

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 0.32%
Eaton Vance Corp. (e)	3,021	81,839

Support Activities for Mining – 0.38%
Weatherford International Ltd. (a)(e)(d)	8,500	99,960

Telecommunications – 0.63%
AT&T, Inc. (e)	2,225	81,524
Verizon Communications, Inc. (e)	1,910	82,016
		163,540
Transportation Equipment Manufacturing – 2.01%
Ford Motor Co. (e)	9,375	87,563
Lockheed Martin Corp. (e)	895	81,570
Oshkosh Corp. (a)(e)	2,500	63,350
Polaris Industries, Inc. (e)	1,089	81,882
Triumph Group, Inc. (e)	2,125	126,288
United Technologies Corp. (e)	1,023	81,687
		522,340
Utilities – 1.26%
Entergy Corp. (e)	1,202	81,832
National Fuel Gas Co. (e)	1,637	81,686
Northeast Utilities (e)	2,168	81,669
Southern Co. (e)	1,805	81,821
		327,008

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Investments (Continued)

August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS – 22.29% (Continued)

Wholesale Electronic Markets and Agents and Brokers – 0.31%
Genuine Parts Co. (e)	1,293	$81,666
TOTAL COMMON STOCKS (Cost $5,562,733)		5,797,207

BANK LOANS – 3.08%
Chesapeake Energy Corp.
8.500%, 12/01/2017 (e)	318,000	319,375
Sorenson Communications, Inc.
6.000%, 08/16/2013	485,000	480,352
TOTAL BANK LOANS (Cost $787,096)		799,727

CORPORATE BONDS – 13.95%

Air Transportation – 0.55%
American Airlines, Inc.
10.500%, 10/15/2012 (e)	128,000	142,720

Broadcasting (except Internet) – 0.06%
Mediacom Broadband LLC
6.375%, 04/01/2023 (b)	15,000	15,038

Clothing and Clothing Accessories Stores – 1.87%
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019 (e)	175,000	189,438
Claire’s Stores, Inc.
8.875%, 03/15/2019	88,000	76,340
9.000%, 03/15/2019(b)(e)	214,000	223,094
		488,872
Computer and Electronic Product Manufacturing – 0.37%
CDW LLC
12.535%, 10/12/2017	89,000	95,898

Construction of Buildings – 0.51%
DR Horton, Inc.
6.875%, 05/01/2013	128,000	132,800

Data Processing, Hosting and Related Services – 0.49%
Level 3 Financing, Inc.
8.625%, 07/15/2020	118,000	126,703

Food and Beverage Stores – 0.16%
Tops Holding Corp.
10.125%, 10/15/2015	38,000	40,304

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Investments (Continued)

August 31, 2012 (Unaudited)

	Shares	Value
CORPORATE BONDS – 13.95% (Continued)

Funds, Trusts, and Other Financial Vehicles – 0.78%
Prospect Capital Corp.
5.375%, 10/15/2017 (b)(e)	200,000	$203,500

Health and Personal Care Stores – 0.91%
Rite Aid Corp.
6.875%, 08/15/2013	43,000	44,236
9.500%, 06/15/2017	185,000	191,707
		235,943
Motion Picture and Sound Recording Industries – 0.66%
AMC Entertainment, Inc.
9.750%, 12/01/2020 (e)	154,000	170,939

Paper Manufacturing – 1.00%
Neenah Paper, Inc. (e)
7.375%, 11/15/2014	255,211	258,720

Real Estate – 0.89%
Forest City Enterprises, Inc.
3.625%, 10/15/2014 (b)(e)	200,000	231,000

Specialty Trade Contractors – 0.54%
Visant Corp.
10.000%, 10/01/2017 (e)	141,000	140,295

Telecommunications – 2.17%
Intelsat Jackson Holdings SA – ADR
7.250%, 10/15/2020 (b)(e)	91,000	98,508
Level 3 Financing, Inc.
8.750%, 02/15/2017 (e)	449,000	468,643
		567,151
Utilities – 0.62%
Energy Future Intermediate Holding Co. LLC
11.750%, 03/01/2022 (b)	150,000	160,500

Wood Product Manufacturing – 2.37%
Ply Gem Industries, Inc.
8.250%, 02/15/2018	600,000	616,500
TOTAL CORPORATE BONDS (Cost $3,588,643)		3,626,883

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Investments (Continued)

August 31, 2012 (Unaudited)

	Principal
	Amount	Value
CONVERTIBLE BONDS – 18.38%

Administrative and Support Services – 1.62%
CBIZ, Inc.
4.875%, 10/01/2015(b)(e)	$200,000	$199,000
Sotheby’s
3.125%, 06/15/2013 (e)	200,000	223,250
		422,250
Broadcasting (except Internet) – 1.01%
Liberty Interactive LLC
3.125%, 03/30/2023	200,000	262,000

Chemical Manufacturing – 2.28%
Gilead Sciences, Inc.
1.000%, 05/01/2014 (e)	250,000	338,437
PDL BioPharma, Inc.
2.875%, 02/15/2015 (e)	200,000	254,250
		592,687
Computer and Electronic Product Manufacturing – 0.91%
NetApp, Inc.
1.750%, 06/01/2013 (e)	200,000	237,250

Construction of Buildings – 1.00%
Lennar Corp.
2.000%, 12/01/2020 (b)(e)	200,000	259,000

Electrical Equipment, Appliance, and
Component Manufacturing – 0.98%
General Cable Corp.
4.500%, 11/15/2029 (e)	250,000	254,375

Food Manufacturing – 1.89%
Smithfield Foods, Inc.
4.000%, 06/30/2013 (e)	200,000	215,500
Tyson Foods, Inc.
3.250%, 10/15/2013	250,000	275,313
		490,813
Funds, Trusts, and Other Financial Vehicles – 1.93%
Host Hotels & Resorts LP
2.500%, 10/15/2029 (b)(e)	200,000	257,750

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Investments (Continued)

August 31, 2012 (Unaudited)

	Principal
	Amount	Value
CONVERTIBLE BONDS – 18.38% (Continued)

Funds, Trusts, and Other Financial Vehicles – 1.93% (Continued)
National Retail Properties, Inc. (e)
5.125%, 06/15/2028	$200,000	$245,250
		503,000
Health and Personal Care Stores – 0.92%
Omnicare, Inc.
3.750%, 04/01/2042 (e)	250,000	238,438

Insurance Carriers and Related Activities – 0.88%
American Equity Investment Life Holding Co.
3.500%, 09/15/2015 (b)(e)	200,000	228,750

Management of Companies and Enterprises – 0.91%
Covanta Holding Corp.
3.250%, 06/01/2014 (e)	200,000	236,000

Merchant Wholesalers, Durable Goods – 0.92%
PSS World Medical, Inc.
3.125%, 08/01/2014 (b)(e)	200,000	239,250

Professional, Scientific, and Technical Services – 1.09%
CACI International, Inc.
2.125%, 05/01/2014 (e)	250,000	284,375

Publishing Industries (except Internet) – 0.84%
Symantec Corp.
1.000%, 06/15/2013 (e)	200,000	218,500

Telecommunications – 1.20%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (b)(e)	200,000	311,750
TOTAL CONVERTIBLE BONDS (Cost $4,484,176)		4,778,438

	Shares
CONVERTIBLE PREFERRED STOCKS – 1.56%

Air Transportation – 0.65%
Continental Airlines Finance Trust II (a)(e)	5,000	169,688

Merchant Wholesalers, Nondurable Goods – 0.84%
Universal Corp. (e)	200	217,300

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Investments (Continued)

August 31, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS – 1.56% (Continued)

Rental and Leasing Services – 0.07%
United Rentals Trust I (a)(e)	402	$19,371
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $410,072)		406,359

EXCHANGE-TRADED FUNDS – 12.19%
iShares Barclays 1-3 Year Credit Bond Fund (e)	3,005	317,088
iShares Barclays 1-3 Year Treasury Bond Fund (e)	3,561	300,940
iShares Barclays MBS Bond Fund (e)	9,592	1,045,815
iShares Floating Rate Note Fund (e)	11,973	601,284
iShares iBoxx $ High Yield Corporate Bond Fund (e)	5,836	538,838
Market Vectors High Yield Municipal Index ETF (e)	1,927	63,379
PIMCO 0-5 Year High Yield Corporate Bond Index Fund (e)	2,975	301,130
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,146,187)		3,168,474

PURCHASED OPTIONS – 0.57%

Call Options – 0.02%
S&P 500 Index
Expiration: September 2012, Exercise Price $1,550.00	1	15
Expiration: September 2012, Exercise Price $1,600.00	6	30
Expiration: October 2012, Exercise Price $1,475.00	10	5,350
Expiration: October 2012, Exercise Price $1,600.00	14	700
		6,095
Put Options – 0.55%
S&P 500 Index
Expiration: September 2012, Exercise Price $1,225.00	1	75
Expiration: September 2012, Exercise Price $1,250.00	6	630
Expiration: October 2012, Exercise Price $1,250.00	16	7,520
SPDR S&P 500 ETF Trust
Expiration: March 2013, Exercise Price $115.00	65	15,665
Expiration: December 2013, Exercise Price $120.00	20	16,620
Expiration: December 2013, Exercise Price $115.00	145	102,225
		142,735
TOTAL PURCHASED OPTIONS (Cost $200,144)		148,830

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Investments (Continued)

August 31, 2012 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 26.87%

Money Market Funds – 26.87%
Fidelity Institutional Money Market Portfolio, 0.172% (c)(e)	$3,780,717	$3,780,717
STIT – Liquid Assets Portfolio, 0.168% (c)(e)	3,780,717	3,780,717
TOTAL SHORT-TERM INVESTMENTS (Cost $7,561,434)		7,561,434
Total Investments (Cost $25,740,485) – 98.89%		26,287,351
Liabilities in Excess of Other Assets – 1.11%		(286,603)
TOTAL NET ASSETS – 100.00%		$26,000,749

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a)	Non-income producing security.
(b)	144A security is either fully or partially restricted to resale. The aggregate value of restricted securities at August 31, 2012 was $2,427,140 which represented 9.3% of net assets.
(c)	Variable rate security. The rate shown is as of August 31, 2012.
(d)	Foreign issued security.
(e)	All or a portion of this security is pledged as collateral for written options and amounts due to broker. See Note 2 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Options Written

August 31, 2012 (Unaudited)

	Contracts	Value
CALL OPTIONS
S&P 500 Index
Expiration: June 2013, Exercise Price $1,550	3	$9,720
Expiration: September 2012, Exercise Price $1,375	1	4,000
Expiration: September 2012, Exercise Price $1,400	6	13,800
Expiration: October 2012, Exercise Price $1,400	16	57,600
Expiration: March 2013, Exercise Price $1,600	2	1,560
Expiration: December 2013, Exercise Price $1,550	18	104,220
		190,900
PUT OPTIONS
S&P 500 Index
Expiration: September 2012, Exercise Price $1,375	1	980
Expiration: September 2012, Exercise Price $1,400	6	10,500
Expiration: October 2012, Exercise Price $1,400	16	51,200
		62,680
TOTAL OPTIONS WRITTEN (Premiums Received $225,515)		$253,580

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Securities Sold Short

August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS

American Equity Investment Life Holding Co.	10,400	$120,224
AOL, Inc.(1)	300	10,101
Apache Corp.	1,475	126,481
Baker Hughes, Inc.	2,550	116,280
BorgWarner, Inc.(1)	3,100	213,218
CACI International, Inc.(1)	2,800	149,492
Carrizo Oil & Gas, Inc.(1)	2,425	61,207
Caterpillar, Inc.	2,325	198,392
CBIZ, Inc.(1)	17,500	96,950
Charter Communications, Inc.(1)	200	15,560
Chevron Corp.	1,050	117,768
Continental Resources, Inc.(1)	1,850	137,011
Covanta Holding Corp.	8,600	147,060
Dow Chemical Co.	5,200	152,412
Eaton Corp.	3,250	145,340
Forest City Enterprises, Inc.(1)	9,000	135,720
General Cable Corp.(1)	5,900	159,831
General Dynamics Corp.	2,000	131,020
Gilead Sciences, Inc.(1)	4,400	253,835
Host Hotels & Resorts, Inc.	10,800	165,240
Illinois Tool Works, Inc.	1,950	115,616
Lennar Corp.	5,500	178,365
National Retail Properties, Inc.	7,200	223,632
NetApp, Inc.(1)	4,100	141,532
Northern Oil & Gas, Inc.(1)	7,350	120,099
Omnicare, Inc.	5,000	161,900
PDL BioPharma, Inc.	28,300	208,288
PSS World Medical, Inc.(1)	6,100	131,699
Rockwell Collins, Inc.	2,150	105,071
Royal Dutch Shell PLC – ADR	2,375	166,179
Sirius XM Radio, Inc.(1)	85,300	215,809
Smithfield Foods, Inc.(1)	2,600	50,232
Sotheby’s	3,200	100,032
SPDR S&P 500 ETF Trust(2)	3,800	536,712
Stone Energy Corp.(1)	2,600	61,178
Symantec Corp.(1)	5,200	92,716
Time Warner Cable, Inc.	900	79,938
Time Warner, Inc.	3,400	141,270
Tyson Foods, Inc.	6,700	104,922
United Continental Holdings, Inc.(1)	2,200	40,590
United Rentals, Inc.(1)	300	9,693
Universal Corp.	3,500	166,005
Valero Energy Corp.	5,050	157,863
TOTAL COMMON STOCKS (Proceeds $5,711,813)		$5,962,483

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Securities Sold Short (Continued)

August 31, 2012 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS

Nonmetallic Mineral Product Manufacturing
Reynolds Group Issuer LLC
9.875%, 08/15/2019	$202,000	$214,625
TOTAL CORPORATE BONDS (Proceeds $208,057)		214,625
TOTAL SECURITIES SOLD SHORT (Proceeds $5,919,870)		$6,177,108

ADR American Depositary Receipt
(1)	Non-income producing security.
(2)	Exchange-Traded fund.

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Open Futures Contracts

August 31, 2012 (Unaudited)

	Number			Unrealized
	of Contracts	Notional	Settlement	Appreciation/
Description	Sold	Value	Month	(Depreciation)
Bovespa Index	5	$141,945	Oct-12	$4,516
Brent Crude Future	1	114,050	Oct-12	(2,700)
Corn Future	1	39,988	Dec-12	(131)
Soybean Future	1	84,213	Mar-13	(2,743)
Wheat Future	1	44,475	Dec-12	419
Total Futures Contracts Sold		$424,671		$(639)

	Number			Unrealized
	of Contracts	Notional	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
U.S. Long Bond	1	$151,406	Dec-12	$1,558
Total Futures
Contracts Purchased		$151,406		$1,558

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Open Forward Currency Contracts

August 31, 2012 (Unaudited)

						Net
				Contract	Fair	Unrealized
Purchase		Settlement		Amount	Value	Gain (Loss)
Contracts		Date	Counterparty	(USD)	(USD)	(USD)
450,000	EUR	9/19/12	Merril Lynch	$561,104	$566,112	$5,008
15,110,400	EUR	9/19/12	Merril Lynch	18,598,804	19,009,288	410,484
				19,159,908	19,575,400	415,492
80,045	ILS	9/19/12	Merril Lynch	20,000	19,922	(78)
7,886,122	MXN	9/19/12	Merril Lynch	580,624	596,146	15,522
47,566,500	NGN	10/15/12	Citibank	285,000	296,448	11,448
515,421	TRY	9/19/12	Merrill Lynch	280,000	282,570	2,570
2,354,800	UAH	10/31/12	Citibank	280,000	282,041	2,041
2,339,543	ZAR	9/19/12	Merrill Lynch	285,000	277,696	(7,304)
Total Purchase
Contracts				20,890,532	21,330,223	439,691
Sale Contracts:
1,982,400	EGP	5/8/13	Citibank	(280,000)	(288,875)	(8,875)
1,862,000	EGP	3/4/13	Merrill Lynch	(280,000)	(280,786)	(786)
				(560,000)	(569,661)	(9,661)
7,791,877	MXN	9/19/12	Merrill Lynch	(561,104)	(589,022)	(27,918)
4,638,247	ILS	9/19/12	Merrill Lynch	(1,140,000)	(1,154,385)	(14,385)
2,356,288	ZAR	9/19/12	Merrill Lynch	(285,000)	(279,684)	5,316
450,000	EUR	9/19/12	Merrill Lynch	(580,624)	(566,112)	14,512
13,520,000	EUR	9/19/12	Merrill Lynch	(16,681,931)	(17,008,522)	(326,591)
				(17,262,555)	(17,574,634)	(312,079)
Total Sales Contracts				(19,808,659)	(20,167,386)	(358,727)
Net Value of Outstanding
Forward Currency Contracts				$1,081,873	$1,162,837	$80,964

EGP – Egyptian Pound
EUR – Euro
ILS – Israeli Shekel
MXN – Mexican Peso
NGN – Nigerian Naira
TRY – Turkish Lira
UAH – Ukraine Hryvnia
ZAR – South African Rand

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Interest Rate Swaps

August 31, 2012 (Unaudited)

						Unrealized
	Reference	Pay/Receive		Expiration	Notional	Appreciation/
Counterparty	Entity	Fixed Rate	Fixed Rate	Date	Amount	(Depreciation)
Citibank N.A.	Citibank N.A.	Receive	3.955%	7/2/22	$1,575,000	$22
Citibank N.A.	Citibank N.A.	Pay	(2.88)%	7/2/17	2,857,500	(399)
						$(377)

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Schedule of Credit Default Swaps

 August 31, 2012 (Unaudited)

						Unrealized
	Reference	Expiration	Interest Rate	Notional	Premium	Appreciation/
Counterparty	Entity	Date	Paid	Amount	Paid	(Depreciation)
Citibank N.A.	Avon	9/20/17	(1.00)%	$570,000	$188,268	$(6,731)
	Products,
	Inc.
	6.500%,
	3/01/2019

Citibank N.A.	Best Buy	9/20/17	(1.00)%	325,000	91,472	4,759
	Co. 5.500%,
	3/15/2021

Citibank N.A.	J.C.	9/20/17	(1.00)%	408,000	112,869	(1,169)
	Penney Co.,
	Inc. 6.375%,
	10/15/2036
				$1,303,000	392,609	$(3,141)

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND(1)

Statement of Assets and Liabilities

August 31, 2012 (Unaudited)

ASSETS
Investments, at value (cost $25,740,485)	$26,287,351
Foreign Currency, at value (cost $4,437)	4,466
Cash	15,330
Receivables:
Premiums paid on open swap contracts	325,659
Unrealized appreciation on open swap contracts	4,781
Unrealized appreciation on forward currency exchange contracts	471,212
Unrealized appreciation on futures contracts	2,099
Investments sold	366,729
Fund shares sold	118,960
Dividends and interest	127,139
Deposits at broker	6,176,750
Other assets	21,721
TOTAL ASSETS	33,922,197

LIABILITIES
Written options, at value (premiums received $225,515)	253,580
Short securities, at value (premiums received $5,919,870)	6,177,108
Payables:
Investments purchased	970,701
To affiliates	59,409
To adviser	29,019
Dividends and interest on short positions	6,912
Unrealized depreciation on open swap contracts	8,299
Unrealized depreciation on forward currency exchange contracts	390,246
Accrued expenses and other liabilities	26,174
TOTAL LIABILITIES	7,921,448
NET ASSETS	$26,000,749

Net assets consist of:
Paid-in capital	$25,745,988
Accumulated net investment loss	(150,438)
Undistributed net realized gain	65,340
Net unrealized appreciation (depreciation) on:
Investments	598,180
Futures contracts	919
Swap contracts	(3,518)
Forward contracts	80,964
Securities sold short	(257,238)
Foreign currency translation	(69)
Purchased options	(51,314)
Written options	(28,065)
NET ASSETS	$26,000,749
Net assets	$26,000,749
Shares of beneficial interest outstanding (unlimited number of shares
authorized, $0.001 par value)	2,573,024
Net asset value and redemption price per share	$10.11

(1)	Fund commenced operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Statement of Operations

For the Period Ended August 31, 2012 (Unaudited)(1)

INVESTMENT INCOME
Dividend income(2)	$71,871
Interest income	27,457
TOTAL INVESTMENT INCOME	99,328
EXPENSES
Investment advisory fees	148,741
Administration and accounting fees	39,852
Interest expenses	31,139
Dividend expense	28,696
Federal and state registration fees	10,209
Transfer agent fees and expenses	9,717
Audit and tax fees	8,487
Legal fees	7,380
Chief Compliance Officer fees and expenses	6,519
Reports to shareholders	6,027
Custody fees	3,321
Trustees’ fees and related expenses	2,460
Other expenses	1,968
TOTAL EXPENSES	304,516
Less waivers and reimbursement by Adviser (Note 3)	(54,750)
NET EXPENSES	249,766
NET INVESTMENT LOSS	(150,438)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	$16,751
Futures contracts	(16,108)
Swap contracts	(807)
Forward contracts	85,086
Securities sold short	(49,507)
Foreign currency translation	23,335
Purchased options	(117,481)
Written options	124,071
65,340
Net change in unrealized appreciation (depreciation) on:
Investments	598,180
Futures contracts	919
Swap contracts	(3,518)
Forward contracts	80,964
Securities sold short	(257,238)
Foreign currency translation	(69)
Purchased options	(51,314)
Written options	(28,065)
339,859
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	405,199
NET INCREASE IN NET ASSETS FROM OPERATIONS	$254,761

(1)	Fund commenced operations on April 30, 2012.
(2)	Net of $86 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Statement of Changes in Net Assets

Period Ended
August 31, 2012(1)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(150,438)
Net realized gain (loss) on:
Investments	16,751
Futures contracts	(16,108)
Swap contracts	(807)
Forward contracts	85,086
Securities sold short	(49,507)
Foreign currency translation	23,335
Purchased options	(117,481)
Written options	124,071
Net change in unrealized appreciation (depreciation) on:
Investments	598,180
Futures contracts	919
Swap contracts	(3,518)
Forward contracts	80,964
Securities sold short	(257,238)
Foreign currency translation	(69)
Purchased options	(51,314)
Written options	(28,065)
Net increase in net assets from operations	254,761

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	25,837,696
Payments for shares redeemed	(91,708)
Net increase in net assets from capital share transactions	25,745,988

TOTAL INCREASE IN NET ASSETS	26,000,749

NET ASSETS
Beginning of Period	—
End of Period	$26,000,749
ACCUMULATED NET INVESTMENT LOSS	$(150,438)

(1)	Fund commenced operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

COLLINS ALTERNATIVE SOLUTIONS FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31, 2012(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from investment operations:
Net investment loss(2)	(0.07)
Net realized and unrealized gain on investments	0.18
Total from investment operations	0.11

Net Asset Value, End of Period	$10.11

Total return(3)(4)	1.00%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$26,001

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(5)	3.99%
Excluding dividends and interest expense on short positions(5)	3.21%
After waivers and reimbursements of expenses(5)	3.27%
Excluding dividends and interest expense on short positions(5)	2.49%

Ratio of net investment loss to average net assets:
Before waivers and reimbursements of expenses(5)(6)	(2.69)%
After waivers and reimbursements of expenses(5)(6)	(1.97)%
Portfolio turnover rate(4)(7)	35.12%

(1)	Fund commenced operations on April 30, 2012.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized.
(5)	Annualized.
(6)	The net investment loss ratios include dividends, amortization and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statement.s

COLLINS ALTERNATIVE SOLUTIONS FUND
Notes to Financial Statements
August 31, 2012 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Collins Alternative Solutions Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation through absolute returns while maintaining a low correlation over time with the major equity and bond markets.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund became effective and commenced operations on April 30, 2012, with respect to the Institutional Class shares.  As of the date of this report, the Class A shares have not commenced operations.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Collins Capital Investments, LLC (the “Adviser”), the Fund’s investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the

COLLINS ALTERNATIVE SOLUTIONS FUND
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs.  In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

COLLINS ALTERNATIVE SOLUTIONS FUND
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2012:

	Level 1	Level 2	Level 3(3)	Total
Assets(1):
Common Stocks	$5,797,206	$—	$—	$5,797,206
Bank Loans	—	799,727	—	799,727
Corporate Bonds	—	3,626,883	—	3,626,883
Convertible Bonds	—	4,778,438	—	4,778,438
Convertible Preferred Stocks	—	406,359	—	406,359
Exchange-Traded Funds	3,168,474	—	—	3,168,474
Purchased Options	148,830	—	—	148,830
Short-Term Investments	7,561,434	—	—	7,561,434
Total Assets	$16,675,944	$9,611,407	$—	$26,287,351
Liabilities:
Securities Sold Short	$5,962,483	$214,625	$—	$6,177,108
Written Options	—	253,580	—	253,580
Total Liabilities	$5,962,483	$468,205	$—	$6,430,688
Other Financial Instruments(2)	$78,365	$—	$—	$78,365

(1)	See the Schedule of Investments for industry classifications.
(2)
Other financial instruments are futures contracts, swap contracts and forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

(3)
The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.  For the period ended August 31, 2012, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

(b)	Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Net unrealized foreign exchange gains and

COLLINS ALTERNATIVE SOLUTIONS FUND
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

(c)	Derivative Instruments

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of August 31, 2012:

	Asset Derivatives
Derivatives not accounted	Statement of
for as hedging instruments	Assets & Liabilities Location	Value
Equity Contracts – Options	Investments, at value	$148,830
Interest Rate	Net assets –
Contracts – Futures	Unrealized appreciation*	1,558
Equity Contracts – Futures	Net assets– Unrealized appreciation*	4,516
Commodity	Net assets –
Contracts – Futures	Unrealized appreciation*	419
Foreign Exchange Contracts –	Appreciation on forward
Forward Currency Contracts	currency exchange contracts	466,901
Equity Contracts – Swaps	Appreciation on open swap contracts	22
Credit Contracts – Swaps	Appreciation on open swap contracts	4,759
Total		$627,005
	Liability Derivatives
Derivatives not accounted	Statement of
for as hedging instruments	Assets & Liabilities Location	Value
Equity Contracts – Options	Written options, at value	$253,580
Contracts – Futures	Unrealized depreciation*	5,574
Foreign Exchange Contracts –	Depreciation on forward
Forward Currency Contracts	currency exchange contracts	385,937
Equity Contracts – Swaps	Depreciation on open swap contracts	399
Credit Contracts – Swaps	Depreciation on open swap contracts	7,900
Total		$653,390

*
Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.  Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

COLLINS ALTERNATIVE SOLUTIONS FUND
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the period ended August 31, 2012:

	Amount of Realized Gain or (Loss) on
	Derivatives Recognized in Income
Derivatives not			Forward
accounted for as	Purchased	Written	Futures	Swap	Currency
hedging instruments	Options	Options	Contracts	Contracts	Contracts	Total
Foreign Exchange Contracts	$—	$—	$—	$—	$85,086	$85,086
Commodity Contracts	—	—	(5,760)	—	—	(5,760)
Equity Contracts	(117,481)	124,071	(10,348)	—	—	(3,759)
Credit Contracts	—	—	—	(807)	—	(807)
Total	$(117,481)	$124,071	$(16,108)	$(807)	$85,086	$74,760

	Change in Unrealized Appreciation or (Depreciation)
	on Derivatives Recognized in Income
Derivatives not			Forward
accounted for as	Purchased	Written	Futures	Swap	Currency
hedging instruments	Options	Options	Contracts	Contracts	Contracts	Total
Interest Rate Contracts	$—	$—	$1,558	$—	$—	$1,558
Foreign Exchange Contracts	—	—	—	—	80,964	80,964
Commodity Contracts	—	—	(5,155)	—	—	(5,155)
Equity Contracts	(51,314)	(28,065)	4,516	(377)	—	(75,240)
Credit Contracts	—	—	—	(3,141)	—	(3,141)
Total	$(51,314)	$(28,065)	$919	$(3,518)	$80,964	$(1,014)

Options

GAAP requires enhanced disclosures about the Fund’s derivative activities, including how such activities are accounted for and their effect on the Fund’s financial position and results of operations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund enters into written call options to hedge against changes in the value of equities.  The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.  The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities.  In addition, the Fund enters into purchased put options to hedge against changes in the value of written put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing

COLLINS ALTERNATIVE SOLUTIONS FUND
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium is deducted from the cost basis of the security purchased.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised.  The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss.  If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

Transactions in options written during the period ended August 31, 2012 were as follows:

	Call Options
	Contracts	Premiums
Outstanding, beginning of period	—	$—
Options written	1,160,114	399,936
Options terminated in closing transactions	(68)	(232,624)
Options exercised	—	—
Options expired	(1,160,000)	(11,807)
Outstanding, end of period	46	$155,505

	Put Options
	Contracts	Premiums
Outstanding, beginning of period	—	$—
Options written	91	304,438
Options terminated in closing transactions	(68)	(234,428)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	23	$70,010

As of August 31, 2012, the fair value of long positions which served as collateral for call options written was $3,672,500.

COLLINS ALTERNATIVE SOLUTIONS FUND
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

Transactions in purchased options during the period ended August 31, 2012 were as follows:

Contracts
Outstanding, beginning of period	—
Options purchased	8,210,452
Options terminated in closing transactions —	(150)
Options exercised	—
Options expired	(8,210,018)
Outstanding, end of period	284

Futures and Forward Currency Contracts

The Fund may enter into foreign currency forward exchange contracts.  When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts.  Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.  At August 31, 2012, the Fund had cash and equivalents deposited as collateral with the broker for futures contracts of $576,077.  The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.  Futures contracts also expose the Fund to counterparty credit risk.  The Fund will not enter into these contracts unless it owns either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

COLLINS ALTERNATIVE SOLUTIONS FUND
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

The average monthly notional amounts during the period were as follows:

	Futures Contracts	Forward Currency Contracts
Long	$151,406	$11,690,771
Short	$28,866	$10,933,138

Swap Agreements

The Fund is subject to equity price risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes to manage equity risk.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.  The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  Payments received or paid at the beginning of the agreement are referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss until contracts are closed.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk.  The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive.

As of August 31, 2012, there were five swap contracts outstanding.  For the period ended August 31, 2012, the Fund recorded net realized losses of $807 resulting from swap activity.  The average monthly notional amount of swaps during the period was $4,866,833 for long positions and $0 for short positions.

(d)	Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.

COLLINS ALTERNATIVE SOLUTIONS FUND
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.  Such amounts are recorded on the ex-dividend date as a dividend expense.  As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.  The segregated assets are valued consistent with Note 2a above.  The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short.  At August 31, 2012, the Fund had collateral of $6,176,750 for securities sold short.  The Fund’s deposit with broker for securities sold short is with Goldman Sachs.

(e)	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

(f)	Distributions to Shareholders

In general, the Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(g)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(h)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

COLLINS ALTERNATIVE SOLUTIONS FUND
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

(i)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or other equitable means.

(j)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions using the specific identification method by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.95% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through April 30, 2015, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 2.49% (the “Expense Limitation Cap”) of the Fund’s Institutional Class shares average daily net assets.  For the period ended August 31, 2012, expenses of $54,750 were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

August 31, 2015	$54,750

Sub-advisory services are provided to the Fund, pursuant to agreements between the Adviser and the below listed sub-advisers.  Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on the portion of the Fund’s average daily net assets which they have been allocated to manage.

Battenkill Capital Management, Inc.
The Cambridge Strategy (Asset Management) Limited
Pinebank Asset Management, LP
Stadion Money Management, LLC
Whitebox Advisors LLC

COLLINS ALTERNATIVE SOLUTIONS FUND
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

(4)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator and Fund Accountant under an Administration Agreement.  The Administrator performs various administrative and accounting services including preparing various federal and state regulatory filings, reports and returns for the Fund; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Fund’s custodian, transfer agent and accountants; coordinating the preparation and payment of the Fund’s expenses; and reviewing the Fund’s expense accruals.  For the period ended August 31, 2012, the Fund incurred $39,852 in administration and accounting fees.  At August 31, 2012, the Administrator was owed fees of $39,852.

USBFS also serves as the transfer agent to the Fund.  U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended August 31, 2012, the Fund incurred $9,717, and $3,321 in transfer agency and custody fees, respectively.  At August 31, 2012, the Fund owed fees of $9,717, and $3,321 for transfer agency and custody fees, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and U.S. Bank.

Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended August 31, 2012, the Fund was allocated $6,519 of the Trust’s Chief Compliance Officer fee.  At August 31, 2012, the Fund owed fees of $6,519 to USBFS for Chief Compliance Officer’s services.

(5)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
August 31, 2012(1)
Shares sold	2,582,164
Shares redeemed	(9,140)
Net increase	2,573,024

(1)	The Fund commenced operations on April 30, 2012.

(6)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, securities sold short and derivative instruments for the Fund for the period ended August 31, 2012, were $22,460,913 and $4,415,476, respectively.  There were no purchases or sales of U.S. government securities for the Fund.

COLLINS ALTERNATIVE SOLUTIONS FUND
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

(7)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  At August 31, 2012, Charles Schwab and Co., Inc., for the benefit of its customers, held 61.10% of the Fund’s outstanding shares.

COLLINS ALTERNATIVE SOLUTIONS FUND
Basis for Trustees’ Approval of Investment Advisory Agreement and
Sub-Advisory Agreements

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on April 24, 2012 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Collins Alternative Solutions Fund (the “Fund”), a series of the Trust, and Collins Capital Investments, LLC, the Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Trustees’ responsibilities in considering the investment advisory agreement.  The Trustees also reviewed and discussed the Form ADV for the Adviser, as well as a summary of a due diligence questionnaire completed by the Adviser.  The Trustees also considered other matters, including, but not limited to the following: (1) the quality of services that would be provided to the Fund by the Adviser; (2) the fact that the Fund will benefit from the depth of investment talent and resources provided by the Adviser; (3) the proposed management fee structure under the Agreement; (4) the fact that the Adviser has agreed to maintain an expense limitation agreement on behalf of the Fund; and (5) other factors deemed relevant.  The Trustees also considered information provided by the Adviser prior to the April 24, 2012 meeting relating to the Adviser’s code of ethics and compliance and control procedures and objectives with respect to providing investment advisory services to the Fund.

The Trustees noted that Mr. Stephen Mason, Portfolio Manager, and Mr. Kent Windhorst, Chief Financial Officer, and Mr. Maurice Blauch, Chief Compliance Officer (“CCO”) and Controller, each of the Adviser, had attended the meeting of the Board of Trustees either in person or by phone, held on January 24, 2012 and had provided information concerning the investment process which would be applied to the Fund, including the management of the Fund in a multi-manager, multi-alternative investment strategy.  The Trustees noted that at the January 24, 2012 meeting, Mr. Mason had reviewed the background of the Adviser and its operations and staff who would provide management services to the Fund, as well as providing a detailed overview of the advisory firms that had been identified as potential sub-advisers to the Fund, including each potential sub-adviser’s investment strategies, performance and experience.  The Board noted that the Trust had filed an application for exemptive relief that, once approved by the SEC, would allow the Fund to operate with multiple sub-advisers that could be hired and replaced without obtaining shareholder approval (the “Multi-Manager Structure”).  Mr. Mason and Mr. Windhorst had also provided information concerning the Adviser’s marketing staff and plans for growth of the Fund during its initial period of operation.  The Trustees also noted that the meeting with the Adviser on January 24, 2012 had also included a discussion of the Adviser’s compliance program, including Mr. Blauch’s qualifications as the Adviser’s CCO as well as the process used by the Adviser for oversight of the compliance of sub-advisers.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post- effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in

COLLINS ALTERNATIVE SOLUTIONS FUND
Basis for Trustees’ Approval of Investment Advisory Agreement and
Sub-Advisory Agreements (Continued)

the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at the Adviser who would be involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance program and the Adviser’s marketing goals and its commitment to the growth of Fund assets and the information provided by the Adviser in response to the due diligence questionnaire as well as other information provided by the Adviser and forwarded to the Trustees specifically for the April 24, 2012 meeting.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees also considered information presented by the Adviser at the January 24, 2012 meeting.  The Trustees, in consultation with their independent counsel, reviewed the Adviser’s policies and procedures and compliance program and were assured that they were compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted Mr. Mason’s presentation at the January 24, 2012 meeting, during which Mr. Mason provided information concerning the Adviser’s process for identifying and recommending sub-advisers for the Fund and for allocating and reallocating assets among the sub-advisers consistent with the Fund’s investment objective and strategy.  The Trustees reviewed with Mr. Mason the research tools that the Adviser would apply to the selection and monitoring of the Fund’s sub-advisers.  The Trustees considered the Adviser’s role in assessing each sub-adviser’s investment style and historical performance and in allocating the Fund’s assets to each sub-adviser on the basis of the particular strategy assigned to it as well as the strategies assigned to other sub-advisers for the Fund.  The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser, as set forth in the Adviser’s Form ADV.  After considering all of the

COLLINS ALTERNATIVE SOLUTIONS FUND
Basis for Trustees’ Approval of Investment Advisory Agreement and
Sub-Advisory Agreements (Continued)

information, the Trustees concluded that the Adviser had the necessary expertise and resources to select and manage qualified sub-advisers to provide portfolio management services to the Fund in accordance with the Fund’s investment objective and strategy.  The Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees then considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the Fund relative to a peer group of multialternative funds, as compiled by Morningstar Direct, which had been included in the materials provided specifically for the April 24, 2012 meeting.

The Board considered the Fund’s proposed management fee of 1.950%, noting that the fee fell into the fourth quartile for the peer group, above the peer group average fee of 1.078%  The Board further noted that the Adviser had agreed to waive its management fee and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses do not exceed 2.740% and 2.490% of the Fund’s average annual assets for Class A shares and Institutional Class shares, respectively, which put the Fund’s total expense ratio for each share class into the fourth quartile compared to the peer group, above the peer group average of 1.874%.

The Board also considered data relating to the cost structure of the Fund relative to a peer group of funds compiled by the Adviser.  The Trustees also considered the overall profitability that may result from the Adviser’s management of the Fund, reviewing the Adviser’s financial statements and noting that the Adviser planned to subsidize the Fund’s operations during an initial start-up period.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the expense subsidization undertaken by the Adviser.  In reviewing the Fund’s fees and total expense structure, the Trustees took into account the Fund’s Multi-Manager Structure, noting that the Adviser would pay each of the Fund’s sub-advisers out of its own advisory fees, and that the Fund would not be directly responsible for payment of any sub-advisory fees.

The Trustees concluded that the Fund’s proposed expenses and the advisory fees payable to the Adviser were fair and reasonable in light of the comparative expense information and considering the Multi-Manager Structure.  The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the proposed advisory fees and expense cap.

COLLINS ALTERNATIVE SOLUTIONS FUND
Basis for Trustees’ Approval of Investment Advisory Agreement and
Sub-Advisory Agreements (Continued)

With respect to the Adviser’s management fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.  Since the sub-advisory fees payable to the Fund’s sub-advisers would not be paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition, growth in separate account management services or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

Basis for Trustees’ Approval of Sub-Advisory Agreements

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met in person at a meeting held on April 24, 2012 to consider the approval of the sub-advisory agreements (the “Sub-Advisory Agreements”) for the Collins Alternative Solutions Fund (the “Fund”), a series of the Trust, entered into between Collins Capital Investments, LLC, the Fund’s investment adviser (the “Adviser”), and each of the following sub-advisers (collectively, the “Sub-Advisers”):

•Battenkill Capital Management, Inc. (“Battenkill”);
•The Cambridge Strategy (Asset Management) Limited (“Cambridge”);
•Pinebank Asset Management, LP (“Pinebank”);
•Stadion Money Management, LLC (“Stadion”); and
•Whitebox Advisors LLC (“Whitebox”).

In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Sub-Advisory Agreements.  The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreements, due diligence materials prepared by each of Sub-Adviser (including a due questionnaire, Form ADV, bibliographic information of key management and compliance personnel, a compliance

COLLINS ALTERNATIVE SOLUTIONS FUND
Basis for Trustees’ Approval of Investment Advisory Agreement and
Sub-Advisory Agreements (Continued)

program summary and certain specific compliance policies and procedures, including the Code of Ethics) and other pertinent information.  Based on their evaluation of the information provided by the Adviser and the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Sub-Advisory Agreements for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Sub-Advisory Agreements and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISERS TO THE FUND

The Trustees considered the nature, extent and quality of services to be provided by each of Battenkill, Cambridge, Pinebank, Stadion and Whitebox to the Fund.  The Trustees considered Battenkill’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Richard E. Franzen, who would serve as the portfolio manager for the segment of the Fund’s assets managed by Battenkill, and other key personnel at Battenkill.  The Trustees also considered Cambridge’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of David R. Thompson, Walid Khalfallah and Ali Yigitbasioglu, who would serve as the portfolio managers for the segment of the Fund’s assets managed by Cambridge, and other key personnel at Cambridge.  The Trustees also considered Pinebank’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Oren M. Cohen and Curt W. Schade, who would serve as the portfolio managers for the segment of the Fund’s assets managed by Pinebank, and other key personnel at Pinebank.  The Trustees also considered Stadion’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Timothy A. Chapman, Judson P. Doherty, Gregory L. Morris and Brad A. Thompson who would serve as the portfolio managers for the segment of the Fund’s assets managed by Stadion, and other key personnel at Stadion.  The Trustees also considered Whitebox’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Andrew J. Redleaf, Robert J. Vogel, Brian G. Lutz and Jason E. Cross, who would serve as the portfolio managers for the segment of the Fund’s assets managed by Whitebox, and other key personnel at Whitebox.

The Trustees also considered information provided by each of Battenkill, Cambridge, Pinebank, Stadion and Whitebox prior to the April 24, 2012 meeting, relating to each of their investment objectives and strategies for the Fund, brokerage practices and compliance and risk management programs.  The Trustees also noted any services that extended beyond portfolio management.  The Trustees concluded that Battenkill, Cambridge, Pinebank, Stadion and Whitebox had sufficient quality and depth of

COLLINS ALTERNATIVE SOLUTIONS FUND
Basis for Trustees’ Approval of Investment Advisory Agreement and
Sub-Advisory Agreements (Continued)

personnel, resources, investment methods and compliance programs essential to performing their duties under the Sub-Advisory Agreements and that the nature, overall quality and extent of investment management services provided by each of Battenkill, Cambridge, Pinebank, Stadion and Whitebox to the Fund were satisfactory.

2.INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS

The Trustees did not consider the investment performance of the Fund because, as a new Fund, it had no performance history.  However, the Trustees reviewed the qualifications, backgrounds and experience of the staffs of each of Battenkill, Cambridge, Pinebank, Stadion and Whitebox as well as information concerning the performance history of Battenkill, Cambridge, Pinebank, Stadion and Whitebox with respect to separately managed accounts or funds similar to the Fund.  After considering all of the information provided to them, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Sub-Advisers’ management of the Fund’s portfolio.

3.COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISERS

The Trustees reviewed and considered the sub-advisory fees payable by the Adviser to Battenkill, Cambridge, Pinebank, Stadion and Whitebox under the Sub-Advisory Agreements.  The Trustees noted that the Adviser had confirmed to the Trustees that the sub-advisory fees payable under the Sub-Advisory Agreements were reasonable in light of the quality of the services performed by each of Battenkill, Cambridge, Pinebank, Stadion and Whitebox.  Since the sub-advisory fees are paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to Battenkill, Cambridge, Pinebank, Stadion and Whitebox.  Consequently, the Trustees did not consider the costs of services provided by each of Battenkill, Cambridge, Pinebank, Stadion and Whitebox or their profitability from their relationship with the Fund because the Trustees did not consider these factors as relevant.  Based on all these factors, the Trustees concluded that the sub-advisory fees paid to each of Battenkill, Cambridge, Pinebank, Stadion and Whitebox by the Adviser were reasonable in light of the services provided by Battenkill, Cambridge, Pinebank, Stadion and Whitebox.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

Since the sub-advisory fees payable to Battenkill, Cambridge, Pinebank, Stadion and Whitebox are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by each of Battenkill, Cambridge, Pinebank, Stadion and Whitebox from their association with the Fund.  The Trustees concluded that the benefits that each of Battenkill, Cambridge, Pinebank, Stadion and Whitebox may receive, such as greater name recognition and increased ability to obtain research and brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

COLLINS ALTERNATIVE SOLUTIONS FUND
Basis for Trustees’ Approval of Investment Advisory Agreement and
Sub-Advisory Agreements (Continued)

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the approval of the Sub-Advisory Agreements, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances, including the recommendation of the Adviser with respect to each Sub-Adviser.  Based on this review and recommendation, the Trustees, including a majority of the Independent Trustees, approved the Sub-Advisory Agreements as being in the best interests of the Fund and its shareholders.

COLLINS ALTERNATIVE SOLUTIONS FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

COLLINS ALTERNATIVE SOLUTIONS FUND
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-55-ALT-MF.

Independent Trustees
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	27	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 57		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	27	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 55		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

COLLINS ALTERNATIVE SOLUTIONS FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Retired; Managing	27	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 69		2009	Officer (“CAO”) and		Endowment
			Chief Compliance		Fund complex
			Officer (“CCO”),		(three closed-
			Granite Capital		end investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee, Gottex
			(1994–2011); Vice		Multi-
			President, Secretary,		Alternatives
			Treasurer and CCO		Fund complex
			of Granum Series		(three closed-
			Trust (an open-end		end investment
			investment company)		companies);
			(1997–2007);		Independent
			President, CAO		Manager,
			and CCO, Granum		Ramius IDF
			Securities, LLC		Fund complex
			(a broker-dealer)		(two closed-
			(1997–2007).		end investment
companies).

Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	27	Trustee, Buffalo
615 E. Michigan St.	President	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		end investment
Age: 50	Trustee	2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 55	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present).
	Accounting	Since Sept.
	Officer	10, 2008
(Treasurer)

COLLINS ALTERNATIVE SOLUTIONS FUND
Additional Information (Continued)
(Unaudited)

Number of
	Term of	Principal		Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Robert M. Slotky	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President,
Milwaukee, WI 53202	Officer and	January 26,	U.S. Bancorp Fund
Age: 65	Anti-Money	2011	Services, LLC
	Laundering		(2001–present).
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S.	N/A	N/A
Age: 33		2005	Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 38		2008	Services, LLC
(2002–present).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 30		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-55-ALT-MF. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent period ended June 30, 2012 will be available without charge, upon request, by calling, toll free, 1-855-55-ALT-MF, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-55-ALT-MF to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

COLLINS ALTERNATIVE SOLUTIONS FUND

Investment Adviser	Collins Capital Investments, LLC
806 Douglas Road
Suite 570
Coral Gables, Florida 33134

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             Trust for Professional Managers

By (Signature and Title)*                    /s/ Joseph Neuberger
Joseph Neuberger, President

Date     November 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Joseph Neuberger
Joseph Neuberger, President

Date     November 5, 2012

By (Signature and Title)*                    /s/ John Buckel
John Buckel, Treasurer

Date     November 5, 2012

* Print the name and title of each signing officer under his or her signature.